Acquisitions (Details 2) (USD $)	3 Months Ended								12 Months Ended				12 Months Ended						0 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2014 Water treatment facilities and equipment Minimum	Mar. 31, 2014 Water treatment facilities and equipment Maximum	Mar. 31, 2014 Vehicles Minimum	Mar. 31, 2014 Vehicles Maximum	Mar. 31, 2014 Buildings and leasehold improvements Minimum	Mar. 31, 2014 Buildings and leasehold improvements Maximum	Aug. 02, 2013 Oilfield Water Lines LP	Mar. 31, 2014 Oilfield Water Lines LP	Mar. 31, 2014 Oilfield Water Lines LP Customer relationships	Mar. 31, 2014 Oilfield Water Lines LP Non-compete agreements	Mar. 31, 2014 Oilfield Water Lines LP Land	Mar. 31, 2014 Oilfield Water Lines LP Water treatment facilities and equipment	Mar. 31, 2014 Oilfield Water Lines LP Water treatment facilities and equipment Minimum	Mar. 31, 2014 Oilfield Water Lines LP Water treatment facilities and equipment Maximum	Mar. 31, 2014 Oilfield Water Lines LP Vehicles	Mar. 31, 2014 Oilfield Water Lines LP Vehicles Minimum	Mar. 31, 2014 Oilfield Water Lines LP Vehicles Maximum	Mar. 31, 2014 Oilfield Water Lines LP Buildings and leasehold improvements	Mar. 31, 2014 Oilfield Water Lines LP Buildings and leasehold improvements Minimum	Mar. 31, 2014 Oilfield Water Lines LP Buildings and leasehold improvements Maximum	Mar. 31, 2014 Oilfield Water Lines LP Other	Mar. 31, 2014 Oilfield Water Lines LP Other Minimum	Mar. 31, 2014 Oilfield Water Lines LP Other Maximum
Acquisitions
Number of common units issued to acquire business (in shares)																			2,463,287	2,463,287
Period of performance targets as basis for contingent consideration																				6 months
Potential increase in the purchase price																				$ 0
General and administrative expense																				800,000
Estimated fair value of the assets acquired and liabilities assumed
Accounts receivable - trade																				7,268,000
Inventories																				154,000
Prepaid expenses and other current assets																				402,000
Property, plant and equipment																							710,000	23,173,000			8,157,000			2,198,000			53,000
Useful life of property, plant and equipment													3 years	30 years	3 years	25 years	3 years	40 years							3 years	30 years		5 years	10 years		7 years	30 years		3 years	5 years
Intangible assets																					110,000,000	2,000,000
Useful life of intangible assets																					10 years	2 years 6 months
Goodwill	1,107,006,000				555,220,000				1,107,006,000	555,220,000	167,245,000	8,568,000								89,699,000
Accounts payable - trade																				(6,469,000)
Accrued expenses and other payables																				(992,000)
Other noncurrent liabilities																				(64,000)
Fair value of net assets acquired																				236,289,000
Consideration paid for acquisition
Cash paid, net of cash acquired										14,000,000										167,732,000
Value of common units issued																				68,557,000
Total consideration paid																				236,289,000
Revenue, Net	3,975,935,000	2,743,445,000	1,593,937,000	1,385,957,000	1,617,613,000	1,338,208,000	1,135,510,000	326,436,000	9,699,274,000	4,417,767,000	1,310,473,000									26,200,000
Operating income									$ 106,565,000	$ 87,307,000	$ 15,030,000									$ 900,000